Fair Value Measurements Fair Falue of Outstanding Common Stock Warrants (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Stock price	$ 16.25	$ 22.30
Weighted average exercise price	$ 0.10	$ 0.10
Term (years)	7 years 8 months 0 days	8 years 8 months 1 day
Risk-free rate	2.01%	2.78%
Expected volatility	50.20%	52.90%
Historical volatilities period	10 years
Fair value of common stock warrants	$ 16.17	$ 21.64